PARENT COMPANY ONLY FINANCIAL STATEMENTS	12 Months Ended
Jun. 30, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY ONLY FINANCIAL STATEMENTS

15. PARENT COMPANY ONLY FINANCIAL STATEMENTS

The following unconsolidated financial statements are for the Company (Parent Company) and should be read in conjunction with the consolidated financial statements of the Company.

Balance Sheets

June 30, 2015 and 2014

(In thousands)

	2015	2014

ASSETS
Cash and due from depository institutions	$427	$805
Investment in Putnam Bank	48,072	47,399
Investment in available-for-sale securities, at fair value	1,055	1,044
Loan to ESOP	1,473	1,607
Other assets	741	623
Total assets	$51,768	$51,478

LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$24	$27
Stockholders' equity	51,744	51,451
Total liabilities and stockholders' equity	$51,768	$51,478

Statements of Net Income

For the Years Ended June 30, 2015 and 2014

(In thousands)

	2015	2014

Interest and dividends on investments	$12	$12
Interest on ESOP loan	51	55
Total interest and dividend income	63	67

Other expense	227	224
Loss before income tax benefit and equity in undistributed net income of subsidiary	(164)	(157)
Income tax benefit	(73)	(72)

Loss before equity in undistributed net income of subsidiary	(91)	(85)
Equity in undistributed net income of subsidiary	642	1,088

Net income	$551	$1,003

Statements of Cash Flows

June 30, 2015 and 2014

(In thousands)

	2015	2014

Cash flows from operating activities:
Net income
Adjustments to reconcile net income to net cash used in operating activities:	$551	$1,003
Amortization of ESOP expense	96	81
Increase in other assets	(120)	(71)
Increase in due from subsidiary	(4)	(67)
(Decrease) increase in other liabilities	(3)	4
Undistributed net income of subsidiary	(642)	(1,088)
Net cash used in operating activities	(122)	(138)

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	3	26
Principal payments received on loan to ESOP	134	130
Net cash provided by investing activities	137	156

Cash flows from financing activities:
Cash dividends paid on common stock	(393)	-
Net cash used in financing activities	(393)	-

Net (decrease) increase in cash and cash equivalents	(378)	18
Cash and cash equivalents at beginning of year	805	787
Cash and cash equivalents at end of year	$427	$805